Net interest revenue (Tables)	12 Months Ended
Dec. 31, 2017
Interest Revenue (Expense), Net [Abstract]
Components of Net Interest Revenue
The following table provides the components of net interest revenue presented on the consolidated income statement.

Net interest revenue	Year ended Dec. 31,
(in millions)	2017	2016	2015
Interest revenue
Non-margin loans	$1,077	$873	$727
Margin loans	343	265	207
Securities:
Taxable	1,977	1,772	1,813
Exempt from federal income taxes	64	70	82
Total securities	2,041	1,842	1,895
Deposits with banks	120	104	104
Deposits with the Federal Reserve and other central banks	319	198	170
Federal funds sold and securities purchased under resale agreements	423	233	147
Trading assets	59	60	76
Total interest revenue	4,382	3,575	3,326
Interest expense
Deposits in domestic offices	107	41	30
Deposits in foreign offices	55	(25)	7
Federal funds purchased and securities sold under repurchase agreements	225	36	(6)
Trading liabilities	7	6	9
Other borrowed funds	26	8	9
Commercial paper	29	5	2
Customer payables	64	12	7
Long-term debt	561	354	242
Total interest expense	1,074	437	300
Net interest revenue	3,308	3,138	3,026
Provision for credit losses	(24)	(11)	160
Net interest revenue after provision for credit losses	$3,332	$3,149	$2,866